Related Party Transactions (Tables)	3 Months Ended
Jun. 30, 2024
Revelyst Business
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Total share-based compensation consists of the following:

	Years ended March 31,
	2024	2023	2022
Total share-based compensation expense (included in selling, general, and administrative)	$5,192	$13,281	$12,637
Income tax benefits related to share based compensation	305	1,422	1,715
Net transfers (to) from Parent are included within Parent Company Investment on the combined statements of parent company equity. The components of the net transfers (to) from Vista Outdoor for the years ended March 31, 2024, 2023, and 2022 are as follows:

	Years ended March 31,
	2024	2023	2022
General financing activities	$(188,648)	$682,747	$543,714
Corporate allocations	71,374	35,773	50,094
Share-based compensation	5,192	13,281	12,637
Total net transfers (to) from Parent	$(112,082)	$731,801	$606,445
Total share-based compensation consists of the following:

	Three months ended
	June 30, 2024	June 25, 2023
Total share-based compensation expense (included in selling, general and administrative)	$1,812	$1,723
Income tax benefits related to share based compensation	139	324
Net transfers to Parent are included within Parent Company Investment on the condensed combined statements of parent company equity. The components of the net transfers to Vista Outdoor are as follows:

	Three months ended
	June 30, 2024	June 25, 2023
General financing activities	$(49,682)	$(48,322)
Corporate allocations	(1,942)	11,600
Share-based compensation	1,812	1,723
Total net transfers to Parent	$(49,812)	$(34,999)